Reinsurance (Tables)	12 Months Ended
Dec. 31, 2016
Insurance [Abstract]
Effects of Reinsurance
The following summarizes the effect of reinsurance on premiums and future policy and other policy benefits on the consolidated statements of income:

	Years ended December 31,
(In millions)	2016	2015	2014
Premiums
Direct	$448	$445	$387
Reinsurance assumed	20	24	28
Reinsurance ceded	(228)	(274)	(315)
Total premiums	$240	$195	$100

Future policy and other policy benefits
Direct	$1,434	$1,030	$1,311
Reinsurance assumed	82	42	(121)
Reinsurance ceded	(457)	(554)	(490)
Total future policy and other policy benefits	$1,059	$518	$700

Schedule of Novated Balances
The following summarizes the decreases in amounts on the consolidated balance sheets as a result of the novations:

	Years ended December 31,
(In millions)	2016	2015
Interest sensitive contract liabilities	$1,006	$4,179
Future policy benefits	188	67
Policy loans	33	129
Reinsurance recoverable	1,161	4,117

Ceded Reinsurance Transactions
The following summarizes our reinsurance recoverable from the following:

	December 31,
(In millions)	2016	2015
Global Atlantic	$3,914	$5,090
Protective	1,723	1,760
Other[1]	364	407
Reinsurance recoverable	$6,001	$7,257

[1]Represents all other reinsurers, with no single reinsurer having a carrying value in excess of 5% of total recoverable.